Financial Instruments - Summary of Outstanding Foreign Forward and Options Contract (Details)
€ in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, SFr in Millions, R in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Mar. 31, 2018 USD ($) EUR (€) GBP (£) AUD ($) CAD ($) JPY (¥) NZD ($) NOK (kr) SGD ($) ZAR (R) SEK (kr) CHF (SFr)	Mar. 31, 2017 USD ($) EUR (€) GBP (£) AUD ($) CAD ($) SGD ($) SEK (kr) CHF (SFr)
Derivatives Designated as Cash Flow Hedges | Forward contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value | €		95
Derivatives Designated as Cash Flow Hedges | Forward contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value | £		40
Derivatives Designated as Cash Flow Hedges | Forward contracts | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		130
Derivatives Designated as Cash Flow Hedges | Option contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value | €	100	40
Derivatives Designated as Cash Flow Hedges | Option contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value | £	20
Derivatives Designated as Cash Flow Hedges | Option contracts | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	60
Other Derivatives | Forward contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value | €	91	114
Other Derivatives | Forward contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value | £	51	75
Other Derivatives | Forward contracts | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	5	35
Other Derivatives | Forward contracts | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	623	526
Other Derivatives | Forward contracts | Swiss Franc
Disclosure Of Financial Instruments [Line Items]
Nominal value | SFr	21	10
Other Derivatives | Forward contracts | Japanese Yen
Disclosure Of Financial Instruments [Line Items]
Nominal value | ¥	550
Other Derivatives | Forward contracts | Singapore dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	5	5
Other Derivatives | Forward contracts | New Zealand dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	16
Other Derivatives | Forward contracts | Swedish Krona
Disclosure Of Financial Instruments [Line Items]
Nominal value | kr	50	50
Other Derivatives | Forward contracts | Norwegian Krone
Disclosure Of Financial Instruments [Line Items]
Nominal value | kr	40
Other Derivatives | Forward contracts | South African Rand
Disclosure Of Financial Instruments [Line Items]
Nominal value | R	25
Other Derivatives | Forward contracts | Canadian dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	20
Other Derivatives | Option contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value | €	45	25
Other Derivatives | Option contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value | £	25	30
Other Derivatives | Option contracts | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	20
Other Derivatives | Option contracts | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	320	195
Other Derivatives | Option contracts | Swiss Franc
Disclosure Of Financial Instruments [Line Items]
Nominal value | SFr	5
Other Derivatives | Option contracts | Canadian dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		13